Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies [Abstract]
Current vs. non-current classification
Current vs. non-current classification

The Company presents assets and liabilities in the balance sheet based on current/non-current classification. The Company classifies all amounts to be realized or settled within 12 months after the reporting period to be current and all other amounts to be non-current.

Foreign currency transactions
Foreign currency transactions

Foreign currency transactions are translated into the functional currency, CHF, using prevailing exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into CHF at rates of exchange prevailing at reporting date. Any gains or losses from these translations are included in the statements of income/(loss) in the period in which they arise.

Revenue recognition
Revenue recognition

Effective January 1, 2018, the Company adopted IFRS 15 Revenue from Contracts with Customers, without though deeming any adjustments necessary in the transition to the new standard. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under IFRS 15, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of IFRS 15, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of IFRS 15, the Company assesses the goods or services promised within each contract and determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. For a complete discussion of accounting for contract revenue, see Note 12 “Revenues.”

Licenses on intellectual property

If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are sold in conjunction with a related service, the Company uses judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. If the performance obligation is settled over time, the Company determines the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, upfront fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestone payments

At the inception of each arrangement that includes development, regulatory and/or commercial milestone payments, the Company evaluates whether the milestones are considered highly probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is highly probable that a significant revenue reversal would not occur in future periods, the associated milestone value is included in the transaction price. These amounts for the performance obligations under the contract are recognized as they are satisfied. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of such milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments recorded would affect contract revenues and earnings in the period of adjustment.

Research and development services

The Company has certain arrangements with our collaboration partners that include contracting our full-time employees for research and development programs. The Company assesses if these services are considered distinct in the context of each contract and, if so, they are accounted for as separate performance obligations. These revenues are recorded in contract revenue as the services are performed.

Sublicense revenues

The Company has certain arrangements with our collaboration partners that include provisions for sublicensing. The Company recognizes any sublicense revenues at the point in time it is highly probable to obtain and not subject to reversal in the future.

Royalties

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any royalty revenue resulting from any of its licensing and collaboration agreements.

Contract balances

The Company receives payments and determines credit terms from its customers for its various performance obligations based on billing schedules established in each contract. The timing of revenue recognition, billings and cash collections results in billed other current receivables, accrued income (contract assets), and deferred income (contract liabilities) on the balance sheets. Amounts are recorded as other current receivables when the Company’s right to consideration is unconditional. The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the licensees and the transfer of the promised goods or services to the licensees will be one year or less.

Research and development expenses
Research and development expenses

Given the stage of development of the Company’s products, all research expenditure is recognized as expense when incurred. Research and development expenditures include:

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the cost of acquiring, developing and manufacturing active pharmaceutical ingredients for product candidates that have not received regulatory approval, clinical trial materials and other research and development materials;

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fees and expenses incurred under agreements with contract research organizations, investigative sites, and other entities in connection with the conduct of clinical trials and preclinical studies and related services, such as administrative, data management, and laboratory services;

•	fees and costs related to regulatory filings and activities;

•	costs associated with preclinical and clinical activities; and

•	employee-related expenses, including salaries and bonuses, benefits, travel and stock-based compensation expense

For external research contracts, expenses include those associated with CROs. The invoicing from CROs for services rendered do not always align with work performed. We accrue the cost of services rendered in connection with CRO activities based on our estimate of the “stage of completion” for such contracted services. We maintain regular communication with our CRO vendors to gauge the reasonableness of our estimates and accrue expenses as of the balance sheet date in the financial statements based on facts and circumstances known at the time.

Registration costs for patents are part of the expenditure for research and development projects. Therefore, registration costs for patents are expensed when incurred as long as the research and development project concerned does not meet the criteria for capitalization.

Property, plant and equipment
Property, plant and equipment

Equipment is shown at historical acquisition cost, less accumulated depreciation and any accumulated impairment losses. Historical costs include expenditures that are directly attributable to the acquisition of the property, plant and equipment. Depreciation is calculated using a straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

IT equipment	3 years
Laboratory equipment	5 years
Leasehold improvements/furniture	5 years

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date. Where an asset’s carrying amount is greater than its estimated recoverable amount, it is written down to its recoverable amount.

Gains and losses on disposals are determined by comparing the disposal proceeds with the carrying amount and are included in the statements of income/(loss).

Fair value of financial assets and liabilities
Fair value of financial assets and liabilities

The Company’s financial assets and liabilities are comprised of receivables, short-term financial assets, cash and cash equivalents, trade payables and financing obligations. The fair value of these financial instruments approximate their respective carrying values due to the short term maturity of these instruments and are held at their amortized cost in accordance with IFRS 9.

Receivables

Receivables are recognized at their billing value. An allowance for doubtful accounts is recorded for potential estimated losses when there is evidence of the debtor’s inability to make required payments and the Company assesses on a forward-looking basis the expected credit losses associated with these receivables held at amortized cost.

Short-term financial assets

Short-term financial assets are held with external financial institutions and comprise fixed-term deposits with maturities ranging from more than 3 until 12 months in duration.

Cash and cash equivalents

Cash and cash equivalents include deposits held with external financial institutions and cash on hand. All cash and cash equivalents are either in cash or in deposits with original duration of less than 3 months.

The Company assesses at each period whether there is objective evidence that financial assets are impaired.

Trade payables

Trade payables are amounts due to third parties in the ordinary course of business.

Financing obligation

The Company’s financing obligation relates to its agreement with a third party.

Share capital and public offerings
Share capital and public offerings

Ordinary (Common) Shares are classified as equity, as were all Preferred Shares previously outstanding prior to the IPO. Expenses directly attributable to the issuance of new shares are shown in equity as a deduction, net of tax, from the proceeds. See Note 9 “Share Capital.”

Employee benefits
Employee benefits

Post-employment benefits

The Company operates the mandatory pension schemes for its employees in Switzerland. The schemes are generally funded through payments to insurance companies. The Company has a pension plan designed to pay pensions based on accumulated contributions on individual savings accounts. However, this plan is classified as a defined benefit plan under IAS 19.

The net defined benefit liability is the present value of the defined benefit obligation at the balance sheet date minus the fair value of plan assets. Significant estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. The defined benefit obligation is calculated annually with the assistance of an independent actuary using the projected unit credit method, which reflects services rendered by employees to the date of valuation, incorporates assumptions concerning employees’ projected salaries, pension increases as well as discount rates of highly liquid corporate bonds which have terms to maturity approximating the terms of the related liability.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest), are recognized immediately in other comprehensive income/(loss). Past service costs, including curtailment gains or losses, are recognized immediately as a split in research and development and general and administrative expenses within the operating results. Settlement gains or losses are recognized in either research and development and/or general and administrative expenses within the operating results. The Company determines the net interest expense (income) on the net defined benefit liability for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period or in case of any significant events between measurement dates to the then-net defined benefit liability, taking into account any changes in the net defined benefit liability during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in the statements of income/(loss).

Share-based compensation

The Company operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of equity based awards is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the instruments granted, excluding the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of instruments that are expected to become exercisable. At each balance sheet date, the Company revises its estimates of the number of instruments that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, prospectively in the statements of income/(loss), and a corresponding adjustment to equity over the remaining vesting period.

Stock options granted under the Company’s stock option plans A, B, C and the 2016 Stock Option and Incentive Plan are valued using the Black-Scholes option pricing model (see Note 17 “Share-based compensation”). This valuation model as well as parameters used such as expected volatility and expected term of the stock options are partially based on management’s estimates.

The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

We estimate the fair value of non-vested stock awards (restricted shares and restricted share units) using a reasonable estimate of market value of the common stock on the date of the award. We classify our share-based payments as equity-classified awards as they are settled in shares of our common stock. We measure equity-classified awards at their grant date fair value and do not subsequently remeasure them. Compensation costs related to equity-classified awards are equal to the fair value of the award at grant-date amortized over the vesting period of the award using the graded method. We reclassify that portion of vested awards to share premium as the awards vest.

Provisions
Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events where it is more likely than not that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made.

Taxation
Taxation

Current income tax assets and liabilities for the period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the tax amounts are those that are enacted or substantively enacted, at the reporting date in accordance with the fiscal regulations of the respective country where the Company operates and generates taxable income. Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. If required, deferred taxation is provided in full using the liability method, on all temporary differences at the reporting dates. It is calculated at the tax rates that are expected to apply to the period when it is anticipated the liabilities will be settled, and it is based on tax rates (and laws) that have been enacted or substantively enacted at the reporting date.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Although the Company has substantial tax loss carryforwards, historically, due to the fact that the Company had limited certainty on the achievement of key milestones, it has not recognized any deferred tax assets as the probability for use is low.

Income taxes

As disclosed in Note 15 “Income taxes,” the Company has tax losses that can generally be carried forward for a period of seven years from the period the loss was incurred. These tax losses represent potential value to the Company to the extent that the Company is able to create taxable profits before the expiry period of these tax losses. The Company has not recorded any deferred tax assets in relation to these tax losses.

Earnings per share
Earnings per share

The Company presents basic earnings per share for each period in the financial statements. The earnings per share is calculated by dividing the earnings of the period by the weighted average number of shares (common and preferred) outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if dilutive securities such as share options were vested or exercised into common shares or resulted in the issuance of common shares that would participate in net income. Anti-dilutive shares are excluded from basic and dilutive earnings per share calculation.

Critical judgments and accounting estimates
Critical judgments and accounting estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.

The areas where AC Immune has had to make judgments, estimates and assumptions relate to (i) revenue recognition on licensing and collaboration agreements, (ii) clinical development accruals, (iii) net employee defined benefit liability (iv) income taxes (v) share-based compensation and (vi) right-of-use assets and lease liabilities. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Segment reporting
Segment reporting

The Company has one segment. The Company currently focuses all of its resources on discovering and developing therapeutic and diagnostic products targeting misfolded proteins.

The Company is managed and operated as one business. A single management team that reports to the chief operating decision maker comprehensively manages the entire business. Accordingly, the Company views its business and manages its operations as one operating segment. Non-current assets are located in and revenue is attributable to the Company’s country of domicile, Switzerland.

Accounting pronouncements - recently adopted
Accounting pronouncements – recently adopted

IFRS 16 – Leases

Effective January 1, 2019, the Company adopted IFRS 16 Leases which provides a new model for lessee accounting in which all leases, other than short-term and low-value leases, are accounted for by the recognition on the balance sheet of a right-of-use asset and a lease liability, and the subsequent amortization of the right-of-use asset over the earlier of the end of the useful life or the lease term. The Company applied the modified retrospective approach, which requires the recognition of the cumulative effect of initially applying IFRS 16 as of January 1, 2019 to accumulated losses and not to restate prior years. Since the Company recognized the right-of-use assets at the amount equal to the lease liabilities there was no impact to accumulated losses. For a complete discussion of accounting, see Note 5 “Right-of-use assets and lease liabilities.”

The Company has elected to apply the following practical expedients in adopting IFRS 16: (i) not to recognize right-of-use assets and lease liabilities for leases of low value (i.e. approximate fair value of USD 5,000), (ii) to apply a single discount rate to our property leases and to our portfolio of office equipment leases, respectively, (iii) to apply hindsight in determining the lease term for contracts which contain certain options to extend or terminate the lease, (iv) to account for each lease component and any non-lease components as a single lease component and (v) to rely on our assessment of whether leases were onerous by applying IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of application. The Company’s weighted average incremental borrowing rate calculated as of January 1, 2019 was 2.54%.

The following table reconciles the Company’s operating lease obligations at December 31, 2018, as previously disclosed in the Company’s consolidated financial statements on Form 20-F, to the lease obligations recognized on initial application of IFRS 16 at January 1, 2019.

(in CHF thousands)
Operating lease commitments at December 31, 2018	861
Discounted using the incremental borrowing rate at January 1, 2019	847
Recognition exemption for short-term leases	(535)
Recognition exemption for leases of low value	—
Extension options reasonably certain to be exercised	1,873
Lease obligation recognized at January 1, 2019	2,185

In accordance with the adoption of IFRS 16 Leases as of January 1, 2019, the Company recorded at initial recognition a CHF 2.2 million right-of-use asset and corresponding lease liability. Comparative information has not been restated. The Company’s statements of income/(loss) for the year ended December 31, 2019 was impacted by an increase for depreciation of right-of-use of leased assets CHF 0.4 million. The impact for interest expense was CHF 0.1 million. During the same period, the Company’s cash flow statement was impacted by a shift from the cash generated from operations of CHF 0.4 million to the net cash used in financing activities. Overall, IFRS 16 was cash flow neutral for the Company.

The Company made the following changes in presentation: in the balance sheets, additional line items to reflect the right-of-use assets, the non-current and the current lease liabilities and in the statements of cash flows, additional line items related to the depreciation of the right-of-use of leased assets and repayment of the principal portion of the lease payments.

Impact on accounting for leases

At inception of a leasing contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments generally are fixed for the contract term. The lease liability is measured at amortized cost using the effective interest method. The lease liability is remeasured if there is change in the estimated lease term, a change in future lease payments arising from a change in an index or rate, a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or a change in assessment of whether it will exercise a purchase, extension or termination option.

The estimated lease term by right-of-use asset categories are as follows:

Buildings	5 years
Office equipmen	5 years
IT equipment	5 years

At inception, the right-of-use asset comprises the initial lease liability and any initial direct costs. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the underlying asset. The right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Both the right-of-use-assets and lease liabilities are recognized in the balance sheets.

Accounting pronouncements - not yet adopted
Accounting pronouncements – not yet adopted

There are no standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods or on foreseeable future transactions.